Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 28,878	$ 1,037	$ 2,118	$ 29,915	$ 4,262
Financial assets measured at fair value through other comprehensive income
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Total comprehensive income
Total other comprehensive income	(867)	796	(1,039)	(71)	(3,255)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(397)	709	(1,396)	312	(4,093)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(470)	87	357	(383)	839
Total comprehensive income	28,011	1,833	1,079	29,844	1,008
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	28,875	1,029	2,108	29,904	4,244
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	754	236	(1,030)	991	(1,512)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(379)	(127)	443	(506)	660
Foreign currency translation differences on foreign operations reclassified to the income statement	(3)	(1)	8	(3)	8
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	(1)	(1)	(4)	(2)	(4)
Income tax relating to foreign currency translations, including the effect of net investment hedges	(4)	(2)	5	(5)	8
Subtotal foreign currency translation, net of tax	368	106	(577)	474	(840)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	0	2	(3)	2	(442)
Net realized (gains) / losses reclassified to the income statement from equity	0	0	0	0	0
Reclassification of financial assets to Other financial assets measured at amortized cost			449		449
Income tax relating to net unrealized gains / (losses)	0	0	(116)	0	(3)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	0	2	330	2	3
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(1,314)	387	(1,298)	(928)	(3,763)
Net (gains) / losses reclassified to the income statement from equity	410	349	(149)	759	(386)
Income tax relating to cash flow hedges	130	(130)	276	0	794
Subtotal cash flow hedges, net of tax	(775)	606	(1,171)	(169)	(3,355)
Cost of hedging
Cost of hedging, before tax	11	(5)	21	6	98
Income tax relating to cost of hedging	0	0	0	0	0
Subtotal cost of hedging, net of tax	11	(5)	21	6	98
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(17)	25	122	8	163
Income tax relating to defined benefit plans	(35)	6	(7)	(29)	(8)
Subtotal defined benefit plans, net of tax	(53)	31	115	(21)	155
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(473)	69	296	(404)	719
Income tax relating to own credit on financial liabilities designated at fair value	60	(17)	(26)	43	(26)
Subtotal own credit on financial liabilities designated at fair value, net of tax	(413)	51	271	(362)	693
Total comprehensive income
Total other comprehensive income	(862)	791	(1,011)	(71)	(3,245)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(397)	709	(1,396)	312	(4,093)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(466)	83	385	(383)	848
Total comprehensive income	28,013	1,820	1,097	29,833	999
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	3	8	10	11	18
Total comprehensive income
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(5)	5	(28)	0	(10)
Total comprehensive income	$ (2)	$ 13	$ (17)	$ 11	$ 9